LONG-TERM DEBT (Schedule of Composition of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Right of use - assets under operating leases	$ 7,874	$ 9,762
Current operating lease liabilities	3,913	3,450
Long-term operating lease liabilities	3,961	6,312
Total operating lease liabilities	$ 7,874	$ 9,762
Weighted average remaining lease term (years)	2 years 7 months 6 days	3 years 3 months 18 days
Weighted average discount rate	1.95%	1.94%
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Debt, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-Term Debt, Excluding Current Maturities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets